Fees Summary	Feb. 26, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 200,474,000.00
Previously Paid Amount	0.00
Total Fee Amount	27,685.46
Total Offset Amount	0.00
Net Fee	$ 27,685.46
Narrative - Max Aggregate Offering Amount | shares	200,474,000
Final Prospectus	true